26. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Total deferred tax assets and valuation allowances

Total deferred tax assets and valuation allowances are as follows at December 31:

	2012	2011

Current deferred tax asset - inventory reserve	$195,000	$100,000

Non-Current Deferred Tax Assets:
Net operating loss carryforwards	5,774,000	5,023,000
Stock-based compensation expense	1,436,000	734,000
Accrued liabilities not paid	492,000	442,000
Accrued interest on notes to related parties	64,000	-
Imputed interest related to convertible promissory notes	-	11,000
Total long-term deferred tax assets	7,767,000	6,391,000
Total deferred tax assets	7,961,000	6,491,000
Less: valuation allowance	(7,961,000)	(6,491,000)
Net deferred tax assets	$-	$-

Difference in Income tax (benefit) provision

The differences between income tax (benefit) provision in the financial statements and the income tax (benefit) provision computed at the U.S. Federal statutory rate of 34% at December 31, are as follows:

	2012	2011

Federal tax provision (benefit) at the statutory rate	34.0%	34.0%
State income tax provision (benefit), net of federal benefit	(2.7)	(2.6)
Net change in net operating loss carryforwards	(16.6)	23.4
Stock-based compensation expense	(15.6)	(13.8)
Decrease (Increase) in estimated fair value of embedded derivative liabilities	2.9	(2.2)
Provision for slow-moving and obsolete inventory	(2.1)	-
Accrued interest not deductible for tax return purposes	(1.2)	(0.7)
Accrued liabilities not deductible for tax return purposes	(1.1)	(1.2)
Total	(2.4)	36.9
Valuation allowance	2.4	(36.9)
Effective tax rate	0.0%	0.0%